Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Deposits
Schedule of components of deposits

	December 31,	December 31,
	2020	2019
	$	$
Current portion:
Suppliers	1,421,246	150,322
Non-current portion:
Suppliers	1,099	137,864
Rent	300,242	40,241
Total non-current	301,341	178,105
Total Deposits	1,722,587	328,427